Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustment to warrants	$ 2,840	$ 49,160	$ (109,900)
Description of the valuation input used	Monte Carlo simulation		Monte Carlo simulation
Private Warrants [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustment to warrants	$ 3,000	$ 49,000	$ 110,000
Share based compensation by share based payment arrangement dividend rate	0.00%		0.00%